Organization, and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, and Business Operations
Note 1 — Organization, and Business Operations
Organization and General
Flame Acquisition Corp. (the “Company”) was incorporated in Delaware on October 16, 2020. The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies. The Company has selected December 31 as its fiscal year end.
On November 2, 2022, the Company entered into an agreement and plan of merger, dated as of November 2, 2022 (as it may be amended, supplemented, or otherwise modified from time to time, the “Merger Agreement”), with Sable Offshore Corp., a Texas corporation (“SOC”), and Sable Offshore Holdings, LLC, a Delaware limited liability company and the parent company of SOC (“Holdco” and, together with SOC, “Sable”), as fully disclosed in the Current Report on Form
8-K
filed by the Company with the U.S Securities and Exchange Commission (“SEC”) on November 2, 2022. The Merger Agreement provides for, among other things, the following transactions at the closing: (i) Holdco will merge with and into the Company, with the Company surviving the merger (the “Holdco Merger”), and (ii) immediately following the effective time of the Holdco Merger, SOC will merge with and into the Company, with the Company surviving the merger (the “SOC Merger”). The Holdco Merger together with the SOC Merger are referred to as the “Merger,” and the Merger and other transactions contemplated by the Merger Agreement are referred to as the “Business Combination.” In connection with the Business Combination, the Company will change its name to Sable Offshore Corp. The independent members of the board of directors of the Company (the “Board”) approved, and recommended that the Board approve, the Merger Agreement and the transactions contemplated thereby. Subsequently, the Board approved the Merger Agreement and the transactions contemplated thereby.
The obligations of the parties to consummate the Business Combination are subject to the satisfaction or waiver of certain customary closing conditions. The closing of the Merger is expected to occur on the third business day after the satisfaction or waiver (if legally permissible) of the conditions set forth in the Merger Agreement, except as otherwise mutually agreed by the parties. The Merger Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing and the Company can provide no assurance that the Business Combination will be consummated at the expected time, or at all.
In connection with the Business Combination, Holdco entered into subscription agreements (the “Sable PIPE Subscription Agreements”) with certain investors (the “Sable PIPE Investors”), pursuant to which the Sable PIPE Investors agreed to purchase, in the aggregate, 7,450,000 limited liability company membership interests in Holdco designated as Class B shares at $10.00 per share, for an aggregate commitment amount of approximately $74,500,000 (the “Sable PIPE Investment”).
The Sable PIPE Subscription Agreements provide that, in the event the Merger is consummated, the Sable PIPE Investors will be deemed to have subscribed for and will purchase our Class A common stock at the same price per share and, by operation of law pursuant to the Merger, the Company will have succeeded to Holdco’s obligations under the Sable PIPE Subscription Agreements. The Sable PIPE Subscription Agreements provide that, if the Merger is consummated, we must file a registration statement within 30 calendar days after consummation of the Merger registering the resale of the shares of our Class A common stock issued to the Sable PIPE Investors, and must use our commercially reasonable efforts to have the registration statement declared effective by the SEC by the earlier of (i) the 90th calendar day (or 120th calendar day if the SEC notifies us that it will review the registration statement) following the closing of the Merger and (ii) the 10th business day after the date we are notified (orally or in writing, whichever is earlier) by the SEC that the registration statement will not be reviewed or will not be subject to further review. We thereafter will be required to maintain a registration statement that is continuously effective and to cause the registration statement to regain effectiveness in the event that it ceases to be effective.
On November 10, 2022, the Company filed a preliminary proxy statement relating to the Business Combination (as amended, the “Proxy Statement”), which included a recommendation of the Board to the Company’s stockholders that they approve the proposals included in the Proxy Statement. The Company also filed amended preliminary proxy statements on December 23, 2022, January 27, 2023 and September 14, 2023 for the purpose of addressing SEC Staff comments.
On February 27, 2023, at a special meeting of stockholders, the Company’s stockholders voted to approve an amendment (the “First Extension Amendment Proposal”) to the amended and restated certificate of incorporation to extend the date by which the Company must complete a business combination (the “First Extension”) from March 1, 2023, to September 1, 2023 (the “First Extended Date”). In connection with the First Extension, stockholders holding 20,317,255 shares of Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account, representing approximately 70.67% of our then
issued and outstanding Class A common stock. As a result, $206,121,060 (approximately $10.15 per share) was removed from the Trust Account to pay such redeeming holders on March 2, 2023.
On June 13, 2023, Sable, Exxon Mobil Corporation (“Exxon”) and Mobil Pacific Pipeline Company (“MPPC,” and together with Exxon, “EM”) entered into a First Amendment (the “Amendment”) to the Purchase and Sale Agreement dated November 1, 2022 among Sable and EM. Pursuant to the Amendment, Sable and EM agreed to amend the
Sable-EM
Purchase Agreement to, among other things, provide that the closing of the transactions contemplated by the
Sable-EM
Purchase Agreement was scheduled to take place on June 30, 2023 (the
“Sable-EM
Scheduled Closing Date”), unless one or more of the conditions to closing described in the
Sable-EM
Purchase Agreement was not satisfied as of the
Sable-EM
Scheduled Closing Date, in which case the closing would be held three business days after all such conditions were satisfied or waived, or such other date as the parties may mutually agree in writing, but in no event later than December 31, 2023. The Amendment also lowers the “Minimum Cash Threshold” (as defined in the
Sable-EM
Purchase Agreement) from $
200,000,000
to $
150,000,000
.

On June 30, 2023, the Company and Sable entered into a Second Amendment to the Merger Agreement, pursuant to which the parties agreed to extend the date by which the parties must consummate the Business Combination, or otherwise either Flame or Sable may terminate the Merger Agreement, from June 30, 2023, to March 1, 2024.
On August 22, 2023, we issued an aggregate of 7,187,500 shares of Class A common stock to the Sponsor, FL
Co-Investment,
Intrepid Financial Partners, our independent directors and certain of our executive officers, upon the conversion of an equal number of shares of Class B common stock (the “Class B Conversion”). The 7,187,500 shares of Class A common stock issued in connection with the Class B Conversion are subject to the same restrictions as applied to the shares of Class B common stock before the Class B Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination, as described in the prospectus for the Initial Public Offering (“IPO”) described below. After the Class B Conversion, no shares of Class B common stock remained outstanding.
On August 29, 2023, at a special meeting of stockholders, the Company’s stockholders voted to approve a proposal (the “Second Extension Amendment Proposal”) to amend the amended and restated certificate of incorporation to extend the date by which the Company must complete a business combination (the “Second Extension”) from September 1, 2023, to March 1, 2024 (the “Second Extension Amendment”). In connection with the Second Extension, stockholders holding 2,328,063 shares of Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account, representing approximately
27.61% of our
then
issued and outstanding Class A common stock. As a result, $24,008,096 (approximately $10.31 per share) was removed from the Trust Account to pay such redeeming holders on August 31, 2023.
On August 29, 2023, in connection with the Second Extension, we filed the Second Extension Amendment to the Company’s amended and restated certificate of incorporation with the Secretary of State of the State of Delaware. The Second Extension Amendment extends the date by which we must consummate our initial business combination from September 1, 2023 to March 1, 2024.
As of September 30, 2023, the Company had not yet commenced any operations. All activity through September 30, 2023 relates to the Company’s formation, the IPO and, since the closing of the IPO, the search for a target for our initial Business Combination, and since the signing of the Merger Agreement, completing our initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial business combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO and non-operating
income or expense from changes in the fair value of warrant liabilities and convertible promissory notes.
Financing
The registration statement for the Company’s IPO was declared effective on February 24, 2021 (the “Effective Date”). On March 1, 2021, the Company consummated the IPO of 28,750,000 units (the “Units” and, with respect to the common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $287,500,000, which is discussed in Note 3.
Simultaneously with the closing of the IPO, the Company consummated the sale of 7,750,000 warrants (the “Private Placement Warrants”), at a price of $1.00 per Private Placement Warrant, which is discussed in Note 4.
Trust Account
Following the closing of the IPO on March 1, 2021, an amount of $287,500,000 from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in a trust account (“Trust Account”) which is invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company. However, to mitigate the risk of our being deemed to be an unregistered investment company (including under the subjective test of Section 3(a)(1)(A) of the Investment Company Act) and thus subject to regulation under the Investment Company Act, on February 21, 2023, we instructed American Stock Transfer & Trust Company, the trustee with respect to the Trust Account, to liquidate the investments previously held in the Trust Account and to hold all funds in the Trust Account in cash (which may include an interest bearing demand deposit account at a national bank) until the earlier of the consummation of our initial business combination or the liquidation of the Company. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its tax obligations (see Note 2), the proceeds from the IPO and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of (a) the completion of the Company’s initial business combination, (b) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation, and (c) the redemption of the Company’s Public Shares if the Company is unable to complete the initial business combination by March 1, 2024, subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.
Initial Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO, although substantially all of the net proceeds are intended to be generally applied toward consummating a business combination.
The Company’s business combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (net of taxes payable) at the time of the signing of an agreement to enter into a business combination. However, the Company will only complete a business combination if the post-business combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a business combination.
The Company will provide its public stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial business combination either (i) in connection with a stockholder meeting called to approve the initial business combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed initial business combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).
The shares of common stock subject to redemption are recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”). The Company will proceed with a business combination if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon consummation of a business combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the business combination.
The Company has until March 1, 2024 to consummate a business combination (the “Combination Period”). However, if the Company is unable to complete a business combination within the Combination Period, the Company will redeem 100% of the outstanding Public Shares for a pro rata portion of the funds held in the Trust Account, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company for the payment of taxes, and less up to $100,000 of interest to pay dissolution expenses, divided by the number of then outstanding Public Shares, subject to applicable law, and then seek to dissolve and liquidate.
Flame Acquisition Sponsor, LLC a Delaware company (the “Sponsor”), and the Company’s officers and directors have agreed to (i) waive their redemption rights with respect to their Founder Shares (see Note 5), Private Placement Warrants and Public Shares in connection with the completion of the initial business combination, (ii) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation, and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares and Private Placement Warrants if the Company fails to complete the initial business combination within the Combination Period.
The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot be certain that the Sponsor would be able to satisfy those obligations.
Going Concern
As of September 30, 2023, the Company had cash outside the Trust Account of $709,450 available for working capital needs and a working capital deficit of $12,065,413. All remaining cash held in the Trust Account is generally unavailable for the Company’s use, prior to an initial business combination, and is restricted for use either in a Business Combination, to redeem common stock or to use for payment of taxes. As of September 30, 2023, $816,118 of the amount in the Trust Account was available to be withdrawn as described above.
Through September 30, 2023, the Company’s liquidity needs have been satisfied through various promissory notes from its sponsor (see further discussion of the individual promissory notes in Note 5).
Until consummation of its Business Combination, the Company will be using the funds not held in the Trust Account, and any additional Working Capital Loans (as defined in Note 5) from the initial stockholders, the Company’s officers and directors, or their respective affiliates (which is described in Note 5), for identifying and evaluating prospective acquisition candidates, performing business due diligence on prospective target businesses, traveling to and from the offices, plants or similar locations of prospective target businesses, reviewing corporate documents and material agreements of prospective target businesses, selecting the target business to acquire and structuring, negotiating and consummating the Business Combination.
If the Company’s estimates of the costs of undertaking
in-depth
due diligence and negotiating a business combination are less than the actual amounts necessary to do so, the Company may have insufficient funds available to operate its business prior to the business combination and will need to raise additional capital through loans from the Sponsor, its officers and/or directors, or third parties. Except as contemplated by the terms of the Working Capital Loans, neither the Sponsor nor the Company’s officers or directors are under any obligation to advance additional funds to, or to invest in, the Company (see Note 5). If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of its business plan, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. The Company is also subject to a mandatory liquidation and subsequent dissolution requirement if it does not complete its initial business combination by March 1, 2024. In connection with the Company’s assessment of going concern considerations in accordance with ASC Subtopic
205-40,
Presentation of Financial Statements - Going Concern, the Company cannot assure you that its plans to raise capital or to consummate an initial business combination before March 1, 2024 will be successful. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and the conflict in Ukraine and the surrounding region, and has concluded that while it is reasonably possible that these risks and uncertainties could have a negative effect on the Company’s financial position, results of operations and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of these uncertainties.
Inflation Reduction Act of 2022
On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from whom shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases made during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “U.S. Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.
Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the U.S. Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.
The Company determined that the $
230,129,156
in Trust Account value relating to the Class A common stock redeemed during the nine months ended September 30, 2023 (as noted above) is currently subject to the excise tax. Accordingly, an excise tax payable of $
2,308,378
was recognized upon the redemptions and was recorded as a liability on the condensed balance sheet and as a charge to Accumulated Deficit. The Company will continue to assess the excise tax payable recognizing an additional excise tax liability for any future stock repurchases/redemptions and netting such liability for any future qualifying stock issuances within the same annual period.

NOTE 1 — ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Organization and General
Flame Acquisition Corp. (the “Company”) was incorporated in Delaware on October 16, 2020. The
Company
was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies. The Company has selected December 31 as its fiscal year end.
On November 2, 2022, the Company entered into an agreement and plan of merger, dated as of November 2, 2022 (as it may be amended, supplemented, or otherwise modified from time to time, the “Merger Agreement”), with Sable Offshore Corp., a Texas corporation (“SOC”), and Sable Offshore Holdings, LLC, a Delaware limited liability company and the parent company of SOC (“Holdco” and, together with SOC, “Sable”), as fully disclosed in the Current Report on Form
8-K
filed by the Company with the SEC on November 2, 2022. The Merger Agreement provides for, among other things, the following transactions at the closing: (i) Holdco will merge with and into the Company, with the Company surviving the merger (the “Holdco Merger”), and (ii) immediately following the effective time of the Holdco Merger, SOC will merge with and into the Company, with the Company surviving the merger (the “SOC Merger”). The Holdco Merger together with the SOC Merger are referred to as the “Merger,” and the Merger and other transactions contemplated by the Merger Agreement are referred to as the “Business Combination.” In connection with the Business Combination, the Company will change its name to Sable Offshore Corp. The independent members of the board of directors of the Company (the “Board”) approved, and recommended that the Board approve, the Merger Agreement and the transactions contemplated thereby. Subsequently, the Board approved the Merger Agreement and the transactions contemplated thereby.
The obligations of the parties to consummate the Business Combination are subject to the satisfaction or waiver of certain customary closing conditions. The closing of the Merger is expected to occur on the third business day after the satisfaction or waiver (if legally permissible) of the conditions set forth in the Merger Agreement, except as otherwise mutually agreed by the parties. The Merger Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing and the Company can provide no assurance that the Business Combination will be consummated at the expected time, or at all.
In connection
with
the Business Combination, Holdco entered into subscription agreements (the “Sable PIPE Subscription Agreements”) with certain investors (such investors, the “Sable PIPE Investors”), pursuant to which the Sable PIPE Investors agreed to purchase, in the aggregate, 7,450,000 limited liability company membership interests in Holdco designated as Class B shares at $10.00 per share, for an aggregate commitment amount of approximately $74,500,000 (the “Sable PIPE Investment”).
The Sable PIPE Subscription Agreements provide that, in the event the Merger is consummated, the Sable PIPE Investors will be deemed to have subscribed for and will purchase our Class A common stock at the same price per share and, by operation of law pursuant to the Merger, we will have succeeded to Holdco’s obligations under the Sable PIPE Subscription Agreements. The Sable PIPE Subscription Agreements provide that, if the Merger is consummated, we must file a registration statement within 30 calendar days after consummation of the Merger registering the resale of the shares of our Class A common stock issued to the Sable PIPE Investors, and must use our commercially reasonable efforts to have the registration statement declared effective by the SEC by the earlier of (i) the 90th calendar day (or 120th calendar day if the SEC notifies us that it will review the registration statement) following the closing of the Merger and (ii) the 10th business day after the date we are notified (orally or in writing, whichever is earlier) by the SEC that the registration statement will not be reviewed or will not be subject to further review. We thereafter will be required to maintain a registration statement that is continuously effective and to cause the registration statement to regain effectiveness in the event that it ceases to be effective.
The foregoing description of the Sable PIPE Subscription Agreements does not purport to be complete and is qualified in its entirety by reference to the full text of the form Sable PIPE Subscription Agreement filed as an exhibit to our Current Report on Form 8-K, filed with the SEC on November 2, 2022.
On November 10, 2022, the Company filed a preliminary proxy statement relating to the Business Combination (as amended, the “Proxy Statement”), which included a recommendation of the Board to the Company’s stockholders that they approve the proposals included in the Proxy Statement. The Company also filed amended preliminary proxy statements on December 23, 2022 and January 27, 2023 for the purpose of addressing U.S. Securities and Exchange Commission Staff comments.
As of December 31, 2022, the Company had not yet commenced any operations. All activity through December 31, 2022 relates to the Company’s formation, the Initial Public Offering (“IPO”) described below and, since the closing of the IPO, the search for a target for our initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial business combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO and non-operating
income or expense from changes in the fair value of warrant liabilities and convertible
promissory notes.
Financing
The registration statement for the Company’s IPO was declared effective on February 24, 2021 (the “Effective Date”). On March 1, 2021, the Company consummated the IPO of 28,750,000 units (the “Units” and, with respect to the common stock included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $287,500,000, which is discussed in Note 3.
Simultaneously with the closing of the IPO, the Company consummated the sale of 7,750,000 warrants (the “Private Placement Warrants”), at a price of $1.00 per Private Placement Warrant, which is discussed in Note 4.
Transaction costs amounted to $6,607,751 consisting of $5,750,000 of underwriting fees and $857,751 of other offering costs. Of the total transaction costs, $280,829 was allocated to expense as non-operating
expense in the statement of operations for the year ended December 31, 2021 with the rest of the offering costs allocated among common stock subject to possible redemption and stockholders’ deficit. The transaction costs were allocated based on the with and without method, compared to the total offering proceeds, between the fair value of the public warrant liabilities and the Class A common stock.
Trust Account
Following the closing of the IPO on March 1, 2021, an amount of $287,500,000 from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in a trust account (“Trust Account”) which is invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule
2a-7
of the Investment Company Act, as determined by the Company. However, to mitigate the risk of our being deemed to be an unregistered investment company (including under the subjective test of Section 3(a)(1)(A) of the Investment Company Act) and thus subject to regulation under the Investment Company Act, on February 21, 2023,
we instructed American Stock Transfer & Trust Company, the trustee with respect to the Trust Account, to liquidate the investments previously held in the Trust Account and to hold all funds in the Trust Account in cash (which may include an interest
bearing
demand deposit
account at a national bank)
until the earlier of the consummation of our initial business combination or the liquidation of the Company. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its tax obligations (see Note 2), the proceeds from the IPO and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of (a) the completion of the Company’s initial business combination, (b) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation, and (c) the redemption of the Company’s Public Shares if the Company is unable to complete the initial business combination within 24 months from the closing of the IPO (See Note 11 – Subsequent Events for further discussion of the extension from March 1, 2023 to September 1, 2023), subject to applicable law. The proceeds deposited in the
Trust Account
could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.
Initial Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO, although substantially all of the net proceeds are intended to be generally applied toward consummating a business combination.
The Company’s business combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (net of taxes payable) at the time of the signing of an agreement to enter into a business combination. However, the Company will only complete a business combination if the post-business combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a business combination.
The Company will provide its public stockholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial business combination either (i) in connection with a stockholder meeting called to approve the initial business combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed initial business combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).
The shares of common stock subject to redemption are recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”). The Company will proceed with a business combination if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon consummation of a business combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the business combination.
The Company has 24 months from the closing of the IPO (See Note 11 – Subsequent Events for further discussion of the extension from March 1, 2023 to September 1, 2023, with the ability to further extend with stockholder approval) to consummate a business combination (the “Combination Period”). However, if the Company is unable to complete a business combination within the Combination Period, the Company will redeem 100% of the outstanding Public Shares for a pro rata portion of the funds held in the Trust Account, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company for the payment of taxes, and less up to $100,000 of interest to pay dissolution expenses, divided by the number of then outstanding Public Shares, subject to applicable law, and then seek to dissolve and liquidate.

Flame Acquisition Sponsor, LLC a Delaware company (the “Sponsor”), and the Company’s officers and directors have agreed to (i) waive their redemption rights with respect to their Founder Shares (see Note 5), Private Placement Warrants and Public Shares in connection with the completion of the initial business combination, (ii) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation, and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares and Private Placement Warrants if the Company fails to complete the initial business combination within the Combination Period.
The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $
10.00
per Public Share and (ii) the actual amount per Public Share held in the trust account as of the date of the liquidation of the Trust Account, if less than $
10.00
per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot be certain that the Sponsor would be able to satisfy those obligations.
Going Concern
As of December 31, 2022, the Company had cash outside the Trust Account of $100,256 available for working capital needs and a working capital deficit of $6,547,305. All remaining cash held in the Trust Account is generally unavailable for the Company’s use, prior to an initial business combination, and is restricted for use either in a Business Combination, to redeem common stock or to use for payment of taxes. As of December 31, 2022, $3,218,297 of the amount in the Trust Account was available to be withdrawn as described above
, which is net of the amount
the Company withdrew
(
$786,918
)
for payment of taxes during the period ended December 31, 2022.
Through December 31, 2022, the Company’s liquidity needs were satisfied through receipt of $25,000 from the sale of the Founder Shares and the remaining net proceeds from the IPO and the sale of Private Placement Warrants, as well as $300,000 that was available under the Initial Promissory Note, $365,000 that was available under the First Working Capital Loan, $800,000 that was available under the Second Working Capital Loan, $335,000 that was available under the Third Working Capital Loan, $170,000 that was available under the Q3 2022 Promissory Note and $200,000 that was available under the Q4 2022 Promissory Note (see Note 5). As of December 31, 2022, each of the working capital loans and the Q3 2022 Promissory Note and the Q4 2022 Promissory Note were fully drawn down. On February 6, 2023, the Company issued an additional unsecured promissory note (“Q1 2023 Promissory Note”) in the principal amount of $535,000 to aid in its ongoing liquidity needs (see Note 11).
Until consummation of its Business Combination, the Company will be using the funds not held in the Trust Account, and any additional Working Capital Loans (as defined in Note 5) from the initial stockholders, the Company’s officers and directors, or their respective affiliates (which is described in Note 5), for identifying and evaluating prospective acquisition candidates, performing business due diligence on prospective target businesses, traveling to and from the offices, plants or similar locations of prospective target businesses, reviewing corporate documents and material agreements of prospective target businesses, selecting the target business to acquire and structuring, negotiating and consummating the Business Combination.

If the Company’s estimates of the costs of undertaking
in-depth
due diligence and negotiating a business combination are less than the actual amounts necessary to do so, the Company may have insufficient funds available to operate its business prior to the business combination and will need to raise additional capital through loans from the Sponsor, its officers and/or directors, or third parties. Except as contemplated by the terms of the Initial Promissory Note, First Working Capital Loan, Second Working Capital Loan, Third Working Capital Loan, Q3 2022 Promissory Note, Q4 2022 Promissory Note, and Q1 2023 Promissory Note (
See Note 11
), neither the Sponsor nor the Company’s officers or directors are under any obligation to advance additional funds to, or to invest in, the Company (see Note 5). If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of its business plan, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. The Company is also subject to a mandatory liquidation and subsequent dissolution requirement if it does not complete its initial business combination by September 1, 2023. The Company cannot assure you that its plans to raise capital or to consummate an initial business combination before September 1, 2023 will be successful. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and the conflict in Ukraine and the surrounding region, and has concluded that while it is reasonably possible that these risks and uncertainties could have a negative effect on the Company’s financial position, results of operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.
Inflation Reduction Act of 2022
On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from whom shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases made during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “U.S. Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.
Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the U.S. Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to
complete a Business Combination and in the Company’s ability to complete a Business Combination.